RELATED PARTY TRANSACTIONS (Details Narratives) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Aug. 31, 2014	Nov. 30, 2013
Related Party Transaction [Line Items]
Accrued Liabilities, Current	$ 23,000		$ 0		$ 27,333
Stock Repurchased During Period, Value	124,328	137,924
Due to Officers or Stockholders, Current	$ 184,016		$ 112,586	$ 155,476
MarkeTouch Media, Inc. [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	7.50%	7.50%